UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended March 31, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ewing & Partners
Address:       4514 Cole Avenue, Suite 808
               Dallas, TX  75205

13F File Number:    28-6820

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Timothy G. Ewing
Title:         Managing Partner
Phone:         (214) 522-2100
Signature, Place, and Date of Signing:

  /S/ Timothy G. Ewing        Dallas, Texas            May 12, 1999
  --------------------        -------------            ---------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           14

Form 13F Information Table Value Total:           $122,888


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

1      28-7446                Timothy G. Ewing


                           FORM 13F INFORMATION TABLE

                         TITLE                                                                             VOTING AUTHORITY
                          OF                    VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    ----------------------------
NAME OF ISSUER           CLASS      CUSIP     (X$1,000)   PRN AMT    PRN    CALL   DSCRETN  MANAGERS     SOLE      SHARED     NONE
--------------           -----    ---------   --------  ----------   ---    ----  --------  ---------  ---------  --------  -------
ALLSTATE FINL CORP VA    COM      020011102     $2,841     668,368   SH            DEFINED     1         668,368
AMERICA SVC GROUP INC    COM      02364L109     $5,080     421,175   SH            DEFINED     1         421,175
ANACOMP INC DEL          COM      032371106     $8,408     525,512   SH            DEFINED     1         525,512
CHEROKEE INC DEL NEW     COM      16444H102    $17,167   2,112,869   SH            DEFINED     1       2,112,869
FIRST FED S&L EAST
HARTFORD CT              COM      319944104       $625      26,300   SH            DEFINED     1          26,300
GOLDEN ST BANCORP        WT EXP
 INC                     082100   381197128    $16,801     995,639   SH            DEFINED     1         995,639
HAWTHORNE FINL CORP      COM      420542102     $7,276     473,226   SH            DEFINED     1         473,226
MARVEL ENTERPRISES INC   COM      57383M108    $17,624   2,819,876   SH            DEFINED     1       2,819,876
MIAMI COMPUTER SUPPLY
 CORP                    COM      593261100    $27,609   1,424,973   SH            DEFINED     1       1,424,973
PBOC HLDGS INC           COM      69316G108    $12,950   1,449,000   SH            DEFINED     1       1,449,000
PRESLEY COS DEL          COM SER
                         A        741030100       $187     299,500   SH            DEFINED     1         299,500
SOUTHERN FINL BANCORP
  INC                    COM      842870107     $2,419     117,289   SH            DEFINED     1         117,289
SOUTHLAND CORP           COM NEW  844436402       $338     165,000   SH            DEFINED     1         165,000
WILSHIRE REAL ESTATE
  INVT                   COM      971892104     $3,563   1,000,000   SH            DEFINED     1       1,000,000
